Schedule of Investments (unaudited)	iShares® Currency Hedged MSCI Germany ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.8%
iShares MSCI Germany ETF(a)(b)	1,641,790	$41,685,048

Total Investment Companies
(Cost: $54,441,034)		41,685,048

Short-Term Securities

Money Market Funds — 12.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.06%(a)(c)(d)	5,154,502	5,155,018
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(a)(c)	10,000	10,000

Total Short-Term Securities — 12.5%
(Cost: $5,163,471)		5,165,018

Total Investments in Securities — 113.3%
(Cost: $59,604,505)		46,850,066

Liabilities in Excess of Other Assets — (13.3)%		(5,505,549)

Net Assets — 100.0%		$41,344,517

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$5,153,739	(a)	$—	$(267)	$1,546	$5,155,018	5,154,502	$62,365	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,000	0	(a)	—	—	—	10,000	10,000	153		—
iShares MSCI Germany ETF	36,246,996	78,939,696		(79,358,450)	(1,040,519)	6,897,325	41,685,048	1,641,790	—		—
					$(1,040,786)	$6,898,871	$46,850,066		$62,518		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,351,000	USD	1,397,147	Bank of New York	12/02/22	$8,703
EUR	42,000	USD	43,478	Bank of America N.A.	12/02/22	227
EUR	61,000	USD	63,393	Commonwealth Bank of Australia	12/02/22	83
EUR	6,546,000	USD	6,586,923	HSBC Bank PLC	12/02/22	224,845
EUR	2,727,000	USD	2,816,692	JPMorgan Chase Bank N.A.	12/02/22	21,024
EUR	38,021,000	USD	39,147,747	Morgan Stanley & Co. International PLC	12/02/22	416,908
EUR	1,503,000	USD	1,563,054	State Street Bank and Trust Co.	12/02/22	968

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI Germany ETF
November 30, 2022

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	2,612,000	USD	2,617,733	UBS AG	12/02/22	$100,314
USD	62,447	EUR	60,000	Bank of America N.A.	12/02/22	12
EUR	162,000	USD	168,175	Bank of America N.A.	01/04/23	892
						773,976
USD	34,865,213	EUR	35,201,000	BNP Paribas SA	12/02/22	(1,764,950)
USD	4,059,257	EUR	3,984,000	Bank of America N.A.	12/02/22	(86,494)
USD	57,100	EUR	55,000	Commonwealth Bank of Australia	12/02/22	(133)
USD	9,621,838	EUR	9,378,000	HSBC Bank PLC	12/02/22	(136,909)
USD	2,605,494	EUR	2,645,000	Morgan Stanley & Co. International PLC	12/02/22	(146,893)
USD	1,494,808	EUR	1,443,000	State Street Bank and Trust Co.	12/02/22	(6,778)
USD	99,728	EUR	97,000	UBS AG	12/02/22	(1,210)
USD	898,395	EUR	870,000	Citibank N.A.	01/04/23	(9,556)
USD	39,925,515	EUR	38,662,000	Morgan Stanley & Co. International PLC	01/04/23	(422,999)
						(2,575,922)
						$(1,801,946)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI Germany ETF
November 30, 2022

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$41,685,048	$—	$—	$41,685,048
Money Market Funds	5,165,018	—	—	5,165,018
	$46,850,066	$—	$—	$46,850,066

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$773,976	$—	$773,976
Liabilities
Forward Foreign Currency Exchange Contracts	—	(2,575,922)	—	(2,575,922)
	$—	$(1,801,946)	$—	$(1,801,946)

(a)	Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviations

EUR	Euro
USD	United States Dollar

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